Financial Instruments and Financial Risk Management - Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	$ 1,083,340	$ 609,401
Long-term debt	(1,244,508)	(829,547)	[1]
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	33,112	36,250
Trade and other payables	(2,401)	(2,162)
Long-term debt	(903,556)	(225,393)
Balance sheet exposure	(872,845)	(191,305)
Long-term debt designated as investment hedge	900,000	225,000
Net balance sheet exposure	$ 27,155	$ 33,695

[1]	Recasted for change in accounting policy (see note 10)